Schedule of forth the expenditures for long-lived assets other than goodwill (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Long-lived assets	$ 582,256	$ 302,950
Remittance Services [Member]
Long-lived assets	582,256	302,950
Sales of Airtime [Member]
Long-lived assets
Other Services [Member]
Long-lived assets